Market risk (Tables)	12 Months Ended
Dec. 31, 2017
Market Risk Tables
Schedule of assets and liabilities subject to market risk
	As of December 31,
	2016	2017
	RMB’000	RMB’000

Assets subject to market risk
Cash and cash equivalents	96,791	21,717
Loan receivables	675,341	791,390
	772,132	813,107

Liabilities subject to market risk
Loan payable	200,470	226,370